Convertible Debentures (Tables) - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021
Convertible Debentures (Tables) [Line Items]
Schedule of potential future shares to be issued on conversion of notes
Principal
Balance, beginning of year	$—
Additions	9,079,000
Balance, September 30, 2021	9,079,000

Debt Discount
Balance, beginning of year	—
Additions	4,490,000
Amortization	(428,000)
Balance, September 30, 2021	4,062,000
Net carrying amount	$5,017,000

Schedule of potential future shares to be issued on conversion of notes
Principal	$9,079,000
Interest	202,000
Total	9,281,000
Conversion price per share	$13.61
Potential future share	681,925